Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Federal
Net operating loss carry forwards	$ 47,537,000
Operating Loss Carryforwards, Expiration Dates	They are due to expire in varying amounts from 2018 to 2032
Massachusetts state
Net operating loss carry forwards	$ 15,798,000
Operating Loss Carryforwards, Expiration Dates	They are due to expire in varying amounts from 2013 through 2017